INVENTORIES	9 Months Ended
Sep. 30, 2025
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
Gross and net inventories

In millions	September 30, 2025	December 31, 2024
Gross inventories	$1,747.9	$1,263.5
Net realizable value valuation provision	(37.5)	(40.2)
Net inventories	$1,710.4	$1,223.3

In millions	September 30, 2025	December 31, 2024
Net inventories
Raw materials and consumables	$47.3	$36.6
Work in progress	63.8	44.6
Finished goods	1,599.3	1,142.1
Total	$1,710.4	$1,223.3